UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Bond Fund

Semiannual report 11/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for bond investors during the six months ended November 30, 2019, although most market segments delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to several periods where the U.S. Treasury yield curve was inverted. Three times in 2019—in July, September, and October—the U.S. Federal Reserve stepped in with reductions in short-term interest rates in an attempt to shore up the economy.

While the economic fundamentals in the United States appear fairly solid—with a strong labor market, low inflation and interest rates, and a confident consumer base—the outlook for the global economy is less certain. Subsequent to period end, President Trump was impeached by the House of Representatives; it remains to be seen how the Senate and financial markets will react. We feel confident in saying there are sure to be patches of market turbulence in the months ahead. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
39	Financial statements
43	Financial highlights
51	Notes to financial statements
61	Continuation of investment advisory and subadvisory agreements
68	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/19 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

COUNTRY COMPOSITION AS OF 11/30/19 (%)

United States	89.8
United Kingdom	2.4
Netherlands	1.2
Canada	1.2
Other countries	5.4
TOTAL	100.0
As a percentage of net assets.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       3

QUALITY COMPOSITION AS OF 11/30/19 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-19	as of 11-30-19
Class A	6.69	2.58	4.87	-0.13	13.61	60.96	2.34	2.33
Class B	5.38	2.36	4.71	-1.32	12.39	58.43	1.74	1.73
Class C	9.38	2.71	4.57	2.61	14.31	56.33	1.74	1.73
Class I2	11.54	3.76	5.66	4.19	20.24	73.50	2.73	2.72
Class R2[2,3]	11.03	3.35	5.28	3.99	17.91	67.26	2.33	2.32
Class R4[2,3]	11.38	3.61	5.40	4.12	19.42	69.13	2.59	2.48
Class R6[2,3]	11.58	3.88	5.69	4.24	20.98	73.95	2.84	2.83
Class NAV[2,3]	11.67	3.81	5.50	4.25	20.58	70.77	2.85	2.84
Index†	10.79	3.08	3.59	3.81	16.39	42.29	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.79	1.49	1.49	0.49	0.89	0.74	0.39	0.37
Net (%)	0.78	1.48	1.48	0.48	0.88	0.63	0.38	0.36

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-09	15,843	15,843	14,229
Class C4	11-30-09	15,633	15,633	14,229
Class I2,3	11-30-09	17,350	17,350	14,229
Class R2[2,3]	11-30-09	16,726	16,726	14,229
Class R4[2,3]	11-30-09	16,913	16,913	14,229
Class R6[2,3]	11-30-09	17,395	17,395	14,229
Class NAV[2,3]	11-30-09	17,077	17,077	14,229

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class R6 shares were first offered 9-1-11; Class NAV shares were first offered 8-31-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,040.40	$3.98	0.78%
	Hypothetical example	1,000.00	1,021.10	3.94	0.78%
Class B	Actual expenses/actual returns	1,000.00	1,036.80	7.54	1.48%
	Hypothetical example	1,000.00	1,017.60	7.47	1.48%
Class C	Actual expenses/actual returns	1,000.00	1,036.10	7.53	1.48%
	Hypothetical example	1,000.00	1,017.60	7.47	1.48%
Class I	Actual expenses/actual returns	1,000.00	1,041.90	2.45	0.48%
	Hypothetical example	1,000.00	1,022.60	2.43	0.48%
Class R2	Actual expenses/actual returns	1,000.00	1,039.90	4.44	0.87%
	Hypothetical example	1,000.00	1,020.70	4.40	0.87%
Class R4	Actual expenses/actual returns	1,000.00	1,041.20	3.16	0.62%
	Hypothetical example	1,000.00	1,021.90	3.13	0.62%
Class R6	Actual expenses/actual returns	1,000.00	1,042.40	1.89	0.37%
	Hypothetical example	1,000.00	1,023.20	1.87	0.37%
Class NAV	Actual expenses/actual returns	1,000.00	1,042.50	1.84	0.36%
	Hypothetical example	1,000.00	1,023.20	1.82	0.36%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.2%				$7,933,986,343
(Cost $7,747,338,579)
U.S. Government 15.8%				2,832,659,434
U.S. Treasury
Bond	2.250	08-15-49	872,308,000	880,622,186
Bond	2.750	11-15-42	317,145,000	349,367,427
Bond	3.000	02-15-47	197,535,000	229,981,667
Note (A)	1.500	10-31-24	410,905,000	408,336,844
Note	1.625	09-30-26	225,430,000	223,941,810
Note (A)	1.750	11-15-29	653,766,000	652,054,970
Treasury Inflation Protected Security	0.250	07-15-29	87,682,581	88,354,530
U.S. Government Agency 28.4%				5,101,326,909
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	07-01-32	75,995,839	78,402,893
30 Yr Pass Thru	3.000	03-01-43	5,633,545	5,832,288
30 Yr Pass Thru	3.000	04-01-43	6,682,358	6,882,602
30 Yr Pass Thru	3.000	06-01-43	2,244,929	2,316,410
30 Yr Pass Thru	3.000	12-01-45	23,234,251	23,959,534
30 Yr Pass Thru	3.000	05-01-46	4,246,080	4,379,953
30 Yr Pass Thru	3.000	10-01-46	7,917,476	8,157,206
30 Yr Pass Thru	3.000	10-01-46	8,225,309	8,433,233
30 Yr Pass Thru	3.000	10-01-46	13,995,987	14,389,150
30 Yr Pass Thru	3.000	10-01-46	96,392,827	99,341,590
30 Yr Pass Thru	3.000	10-01-46	23,859,126	24,426,157
30 Yr Pass Thru	3.000	11-01-46	17,493,283	17,984,689
30 Yr Pass Thru	3.000	12-01-46	82,204,941	84,437,101
30 Yr Pass Thru	3.000	12-01-46	16,828,229	17,353,541
30 Yr Pass Thru	3.000	04-01-47	48,339,836	49,667,543
30 Yr Pass Thru	3.000	09-01-49	32,352,253	33,030,139
30 Yr Pass Thru	3.000	10-01-49	37,438,792	38,213,315
30 Yr Pass Thru	3.500	02-01-41	14,759,688	15,574,710
30 Yr Pass Thru	3.500	01-01-42	1,517,176	1,602,851
30 Yr Pass Thru	3.500	05-01-42	1,361,134	1,432,042
30 Yr Pass Thru	3.500	06-01-42	5,632,664	5,926,094
30 Yr Pass Thru	3.500	08-01-42	1,468,135	1,544,616
30 Yr Pass Thru	3.500	09-01-42	1,844,292	1,939,793
30 Yr Pass Thru	3.500	04-01-44	6,560,978	6,943,775
30 Yr Pass Thru	3.500	05-01-45	14,932,013	15,686,558
30 Yr Pass Thru	3.500	01-01-46	1,858,253	1,951,573
30 Yr Pass Thru	3.500	08-01-46	78,089,479	82,303,929
30 Yr Pass Thru	3.500	09-01-46	20,621,962	21,593,143
30 Yr Pass Thru	3.500	09-01-46	10,802,565	11,273,497
30 Yr Pass Thru	3.500	10-01-46	4,525,951	4,723,258
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	10-01-46	29,151,237	$30,742,734
30 Yr Pass Thru	3.500	11-01-46	9,990,272	10,460,759
30 Yr Pass Thru	3.500	11-01-46	9,576,019	10,050,937
30 Yr Pass Thru	3.500	12-01-46	16,144,915	16,950,659
30 Yr Pass Thru	3.500	01-01-47	9,328,544	9,826,171
30 Yr Pass Thru	3.500	02-01-47	15,724,133	16,406,671
30 Yr Pass Thru	3.500	04-01-47	17,195,777	18,118,451
30 Yr Pass Thru	3.500	09-01-47	52,985,577	55,613,370
30 Yr Pass Thru	3.500	11-01-47	44,504,167	46,419,270
30 Yr Pass Thru	3.500	11-01-47	15,484,116	16,159,138
30 Yr Pass Thru	3.500	11-01-47	24,676,256	25,583,898
30 Yr Pass Thru	3.500	06-01-49	55,372,724	57,514,824
30 Yr Pass Thru	4.000	01-01-41	14,845,749	15,882,037
30 Yr Pass Thru	4.000	03-01-42	7,416,773	7,927,538
30 Yr Pass Thru	4.000	11-01-43	4,752,578	5,106,603
30 Yr Pass Thru	4.000	02-01-44	1,876,503	2,009,249
30 Yr Pass Thru	4.000	07-01-45	21,752,808	23,339,212
30 Yr Pass Thru	4.000	01-01-47	13,871,197	14,865,467
30 Yr Pass Thru	4.000	03-01-47	56,416,873	59,878,962
30 Yr Pass Thru	4.000	03-01-47	16,096,301	16,883,872
30 Yr Pass Thru	4.000	04-01-47	24,541,632	25,817,007
30 Yr Pass Thru	4.000	05-01-47	18,673,194	19,641,263
30 Yr Pass Thru	4.000	10-01-47	31,845,532	33,455,442
30 Yr Pass Thru	4.000	11-01-47	24,805,328	25,955,457
30 Yr Pass Thru	4.000	03-01-48	12,711,203	13,323,612
30 Yr Pass Thru	4.000	07-01-48	56,587,682	60,060,253
30 Yr Pass Thru	4.000	08-01-48	34,728,778	36,773,129
30 Yr Pass Thru	4.500	11-01-39	2,040,655	2,210,873
30 Yr Pass Thru	4.500	02-01-41	3,357,297	3,633,145
30 Yr Pass Thru	4.500	03-01-41	2,196,732	2,385,461
30 Yr Pass Thru	4.500	09-01-41	1,370,440	1,482,183
30 Yr Pass Thru	4.500	10-01-41	1,628,843	1,761,656
30 Yr Pass Thru	4.500	06-01-47	19,331,545	20,536,285
30 Yr Pass Thru	5.500	11-01-39	4,258,539	4,794,833
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	3,617,188	3,708,329
15 Yr Pass Thru	3.000	09-01-32	50,333,431	51,869,059
15 Yr Pass Thru	3.500	06-01-34	4,780,623	4,987,042
15 Yr Pass Thru	4.000	12-01-24	1,426,217	1,486,793
30 Yr Pass Thru (B)	3.000	TBA	263,405,000	267,129,705
30 Yr Pass Thru	3.000	07-01-42	4,344,644	4,489,987
30 Yr Pass Thru	3.000	10-01-42	8,550,980	8,788,940
30 Yr Pass Thru	3.000	10-01-42	4,327,281	4,447,702
30 Yr Pass Thru	3.000	12-01-42	1,998,932	2,062,055
10	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	01-01-43	1,503,435	$1,546,682
30 Yr Pass Thru	3.000	03-01-43	1,591,087	1,646,303
30 Yr Pass Thru	3.000	04-01-43	2,593,809	2,674,907
30 Yr Pass Thru	3.000	05-01-43	2,253,496	2,330,995
30 Yr Pass Thru	3.000	06-01-43	2,258,011	2,324,376
30 Yr Pass Thru	3.000	07-01-43	25,074,765	25,905,762
30 Yr Pass Thru	3.000	12-01-45	51,294,203	52,561,339
30 Yr Pass Thru	3.000	08-01-46	55,194,113	56,712,823
30 Yr Pass Thru	3.000	08-01-46	40,879,163	42,003,985
30 Yr Pass Thru	3.000	09-01-46	5,300,776	5,431,723
30 Yr Pass Thru	3.000	10-01-46	4,167,239	4,270,183
30 Yr Pass Thru	3.000	10-01-46	36,006,350	36,862,069
30 Yr Pass Thru	3.000	01-01-47	32,625,840	33,503,175
30 Yr Pass Thru	3.000	02-01-47	17,279,902	17,809,372
30 Yr Pass Thru	3.000	04-01-47	175,484,559	179,655,090
30 Yr Pass Thru	3.000	10-01-47	38,357,449	39,412,885
30 Yr Pass Thru	3.000	11-01-47	44,656,954	45,885,726
30 Yr Pass Thru	3.000	11-01-48	153,437,533	157,084,099
30 Yr Pass Thru	3.000	11-01-48	38,048,304	38,988,222
30 Yr Pass Thru	3.000	12-01-48	23,394,794	23,936,168
30 Yr Pass Thru	3.000	07-01-49	53,592,919	54,364,164
30 Yr Pass Thru	3.000	09-01-49	44,498,996	45,431,397
30 Yr Pass Thru	3.000	09-01-49	50,795,699	52,066,394
30 Yr Pass Thru	3.000	10-01-49	33,241,115	33,802,584
30 Yr Pass Thru	3.000	10-01-49	64,183,046	65,267,149
30 Yr Pass Thru	3.000	10-01-49	64,229,146	65,815,818
30 Yr Pass Thru	3.000	11-01-49	130,612,009	133,389,578
30 Yr Pass Thru	3.000	11-01-49	35,239,920	36,165,525
30 Yr Pass Thru	3.000	11-01-49	44,165,139	45,228,560
30 Yr Pass Thru	3.000	11-01-49	38,562,279	39,382,337
30 Yr Pass Thru	3.500	11-01-40	3,166,418	3,339,376
30 Yr Pass Thru	3.500	06-01-42	3,162,063	3,324,902
30 Yr Pass Thru	3.500	06-01-42	277,558	291,852
30 Yr Pass Thru	3.500	08-01-42	5,525,966	5,810,540
30 Yr Pass Thru	3.500	01-01-43	2,543,773	2,672,386
30 Yr Pass Thru	3.500	02-01-43	794,946	840,853
30 Yr Pass Thru	3.500	05-01-43	1,456,705	1,539,006
30 Yr Pass Thru	3.500	06-01-43	19,130,368	20,199,232
30 Yr Pass Thru	3.500	07-01-43	1,479,390	1,564,821
30 Yr Pass Thru	3.500	07-01-43	5,473,092	5,778,888
30 Yr Pass Thru	3.500	07-01-43	5,689,106	6,006,972
30 Yr Pass Thru	3.500	01-01-45	4,551,757	4,804,653
30 Yr Pass Thru	3.500	04-01-45	15,115,340	15,879,573
30 Yr Pass Thru	3.500	04-01-45	4,005,519	4,208,038
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-45	16,365,675	$17,193,125
30 Yr Pass Thru	3.500	08-01-45	20,508,424	21,532,514
30 Yr Pass Thru	3.500	01-01-46	38,804,892	40,924,516
30 Yr Pass Thru	3.500	02-01-46	28,585,569	29,861,132
30 Yr Pass Thru	3.500	07-01-46	34,399,499	35,805,496
30 Yr Pass Thru	3.500	07-01-46	10,770,715	11,278,260
30 Yr Pass Thru	3.500	08-01-46	39,528,707	41,465,519
30 Yr Pass Thru	3.500	02-01-47	45,614,365	47,835,105
30 Yr Pass Thru	3.500	03-01-47	50,119,523	52,763,208
30 Yr Pass Thru	3.500	05-01-47	33,329,772	35,119,084
30 Yr Pass Thru	3.500	07-01-47	63,686,744	67,065,969
30 Yr Pass Thru	3.500	08-01-47	48,730,015	51,148,125
30 Yr Pass Thru	3.500	09-01-47	12,852,897	13,313,963
30 Yr Pass Thru	3.500	11-01-47	61,069,309	64,061,558
30 Yr Pass Thru	3.500	11-01-47	8,807,782	9,123,740
30 Yr Pass Thru	3.500	12-01-47	30,909,628	32,337,192
30 Yr Pass Thru	3.500	01-01-48	52,264,368	54,678,203
30 Yr Pass Thru	3.500	03-01-48	10,179,801	10,723,123
30 Yr Pass Thru	3.500	03-01-48	42,937,317	44,410,500
30 Yr Pass Thru	3.500	06-01-48	25,738,117	26,999,223
30 Yr Pass Thru	3.500	03-01-49	8,066,389	8,438,936
30 Yr Pass Thru	3.500	06-01-49	56,529,575	59,016,740
30 Yr Pass Thru	3.500	06-01-49	27,856,931	28,595,073
30 Yr Pass Thru	3.500	06-01-49	43,177,369	44,645,296
30 Yr Pass Thru	3.500	07-01-49	26,886,639	27,666,287
30 Yr Pass Thru	3.500	07-01-49	102,880,770	105,864,065
30 Yr Pass Thru	3.500	09-01-49	21,185,878	21,760,494
30 Yr Pass Thru	4.000	09-01-40	7,176,935	7,677,914
30 Yr Pass Thru	4.000	09-01-40	10,768,634	11,520,328
30 Yr Pass Thru	4.000	11-01-40	2,627,241	2,808,990
30 Yr Pass Thru	4.000	12-01-40	1,473,124	1,575,033
30 Yr Pass Thru	4.000	12-01-40	4,144,608	4,431,328
30 Yr Pass Thru	4.000	01-01-41	4,532,983	4,846,570
30 Yr Pass Thru	4.000	01-01-41	1,755,668	1,881,513
30 Yr Pass Thru	4.000	02-01-41	1,942,376	2,081,604
30 Yr Pass Thru	4.000	09-01-41	8,423,931	9,006,690
30 Yr Pass Thru	4.000	09-01-41	2,187,393	2,351,019
30 Yr Pass Thru	4.000	09-01-41	3,714,997	3,992,894
30 Yr Pass Thru	4.000	10-01-41	2,009,684	2,160,016
30 Yr Pass Thru	4.000	10-01-41	1,533,498	1,639,584
30 Yr Pass Thru	4.000	10-01-41	2,576,345	2,764,235
30 Yr Pass Thru	4.000	01-01-42	3,330,752	3,578,865
30 Yr Pass Thru	4.000	03-01-42	1,742,660	1,869,206
30 Yr Pass Thru	4.000	05-01-42	6,323,494	6,755,019
12	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-42	411,005	$441,493
30 Yr Pass Thru	4.000	09-01-43	7,912,086	8,545,975
30 Yr Pass Thru	4.000	10-01-43	8,833,107	9,504,900
30 Yr Pass Thru	4.000	10-01-43	3,596,007	3,858,260
30 Yr Pass Thru	4.000	01-01-44	6,157,610	6,625,921
30 Yr Pass Thru	4.000	12-01-45	20,284,275	21,649,487
30 Yr Pass Thru	4.000	02-01-46	13,010,397	13,707,155
30 Yr Pass Thru	4.000	04-01-46	13,526,421	14,250,814
30 Yr Pass Thru	4.000	06-01-46	9,217,722	9,711,368
30 Yr Pass Thru	4.000	07-01-46	22,617,380	23,828,631
30 Yr Pass Thru	4.000	10-01-46	5,219,646	5,492,655
30 Yr Pass Thru	4.000	01-01-47	17,328,874	18,230,912
30 Yr Pass Thru	4.000	03-01-47	27,286,476	28,943,898
30 Yr Pass Thru	4.000	04-01-47	23,655,707	24,887,081
30 Yr Pass Thru	4.000	08-01-47	35,288,740	36,980,094
30 Yr Pass Thru	4.000	11-01-47	8,384,077	8,783,821
30 Yr Pass Thru	4.000	12-01-47	15,215,580	16,192,101
30 Yr Pass Thru	4.000	12-01-47	13,526,740	14,170,836
30 Yr Pass Thru	4.000	04-01-48	78,926,169	83,942,243
30 Yr Pass Thru	4.000	07-01-48	27,437,645	28,569,215
30 Yr Pass Thru	4.000	09-01-48	50,142,404	53,172,460
30 Yr Pass Thru	4.000	10-01-48	48,650,506	51,499,188
30 Yr Pass Thru	4.000	10-01-48	29,040,401	30,722,683
30 Yr Pass Thru	4.000	10-01-48	34,327,540	36,401,919
30 Yr Pass Thru	4.000	01-01-49	23,927,611	25,022,096
30 Yr Pass Thru	4.000	02-01-49	32,455,003	33,939,543
30 Yr Pass Thru	4.500	11-01-39	4,180,901	4,529,506
30 Yr Pass Thru	4.500	08-01-40	3,141,715	3,400,727
30 Yr Pass Thru	4.500	08-01-40	1,893,822	2,049,954
30 Yr Pass Thru	4.500	02-01-41	7,119,421	7,704,140
30 Yr Pass Thru	4.500	05-01-41	4,099,979	4,436,711
30 Yr Pass Thru	4.500	05-01-41	4,856,422	5,258,316
30 Yr Pass Thru	4.500	06-01-41	6,048,038	6,540,985
30 Yr Pass Thru	4.500	07-01-41	4,498,371	4,865,012
30 Yr Pass Thru	4.500	08-01-41	2,951,244	3,191,785
30 Yr Pass Thru	4.500	05-01-42	6,768,455	7,320,119
30 Yr Pass Thru	4.500	11-01-42	4,532,822	4,917,852
30 Yr Pass Thru	4.500	01-01-43	1,341,800	1,451,164
30 Yr Pass Thru	4.500	10-01-45	15,686,497	16,916,007
30 Yr Pass Thru	4.500	05-01-46	9,044,266	9,634,451
30 Yr Pass Thru	4.500	04-01-48	1,644,410	1,755,827
30 Yr Pass Thru	4.500	04-01-48	16,380,918	17,378,192
30 Yr Pass Thru	4.500	05-01-48	45,297,438	48,366,575
30 Yr Pass Thru	4.500	06-01-48	50,322,184	53,731,774
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-48	41,243,879	$44,205,920
30 Yr Pass Thru (6 month LIBOR + 2.122%) (C)	4.747	07-01-33	389	406
30 Yr Pass Thru	7.000	09-01-31	130	151
30 Yr Pass Thru	7.000	09-01-31	130	150
30 Yr Pass Thru	7.000	09-01-31	2,241	2,592
30 Yr Pass Thru	7.000	01-01-32	84	98
30 Yr Pass Thru	7.000	05-01-32	118	138
30 Yr Pass Thru	7.000	06-01-32	105	121
30 Yr Pass Thru	7.500	09-01-29	59	68
30 Yr Pass Thru	7.500	12-01-29	67	77
30 Yr Pass Thru	7.500	12-01-30	15	17
30 Yr Pass Thru	7.500	01-01-31	29	33
30 Yr Pass Thru	7.500	05-01-31	336	390
30 Yr Pass Thru	7.500	08-01-31	120	136
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	1,909,322	2,044,987
30 Yr Pass Thru	5.000	04-15-35	3,810	4,180
30 Yr Pass Thru	5.000	04-15-35	1,700	1,862
30 Yr Pass Thru	5.500	03-15-35	4,409	4,913
30 Yr Pass Thru	6.000	03-15-33	2,419	2,729
30 Yr Pass Thru	6.000	06-15-33	905	1,016
30 Yr Pass Thru	6.500	09-15-28	351	391
30 Yr Pass Thru	6.500	09-15-29	165	184
30 Yr Pass Thru	6.500	08-15-31	291	329
30 Yr Pass Thru	7.000	04-15-29	727	822

30 Yr Pass Thru	8.000	10-15-26	360	401
Foreign government obligations 0.4%				$79,082,762
(Cost $71,988,633)
Qatar 0.2%				43,801,586
State of Qatar
Bond (D)	3.375	03-14-24	23,339,000	24,377,586
Bond (D)	5.103	04-23-48	15,175,000	19,424,000
Saudi Arabia 0.2%				35,281,176
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	31,580,000	35,281,176

Corporate bonds 40.5%				$7,282,154,121
(Cost $6,993,539,540)
Communication services 4.5%				816,350,131
Diversified telecommunication services 1.7%
AT&T, Inc.	3.400	05-15-25	32,345,000	33,771,017
AT&T, Inc.	3.800	02-15-27	17,626,000	18,739,758
14	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
C&W Senior Financing DAC (A)(D)	6.875	09-15-27	15,850,000	$16,731,656
Cincinnati Bell, Inc. (A)(D)	7.000	07-15-24	22,599,000	21,158,314
GCI LLC (D)	6.625	06-15-24	7,997,000	8,656,753
GCI LLC	6.875	04-15-25	10,150,000	10,594,063
Level 3 Financing, Inc. (D)	3.400	03-01-27	21,423,000	21,441,210
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	12,325,000	12,318,789
Radiate Holdco LLC (A)(D)	6.625	02-15-25	13,365,000	13,498,650
Radiate Holdco LLC (D)	6.875	02-15-23	4,594,000	4,685,880
Telecom Argentina SA (A)(D)	6.500	06-15-21	9,120,000	8,641,200
Telecom Argentina SA (D)	8.000	07-18-26	10,858,000	9,500,750
Telecom Italia Capital SA	7.200	07-18-36	19,715,000	23,077,393
Telecom Italia SpA (D)	5.303	05-30-24	14,870,000	15,989,265
UPCB Finance IV, Ltd. (D)	5.375	01-15-25	11,781,000	12,104,978
Verizon Communications, Inc.	4.400	11-01-34	16,224,000	18,828,779
Verizon Communications, Inc.	4.862	08-21-46	39,929,000	49,938,814
Entertainment 0.4%
Activision Blizzard, Inc.	3.400	09-15-26	9,978,000	10,493,927
Lions Gate Capital Holdings LLC (A)(D)	5.875	11-01-24	8,795,000	8,467,122
Netflix, Inc.	4.875	04-15-28	14,130,000	14,473,076
Netflix, Inc. (A)(D)	4.875	06-15-30	13,241,000	13,340,308
Netflix, Inc. (D)	5.375	11-15-29	5,283,000	5,560,886
Netflix, Inc.	5.875	11-15-28	23,170,000	25,313,225
Media 1.8%
Altice Financing SA (D)	6.625	02-15-23	11,370,000	11,625,825
Altice Luxembourg SA (D)	10.500	05-15-27	4,417,000	5,008,878
Cablevision Systems Corp.	5.875	09-15-22	11,420,000	12,305,050
CBS Corp.	3.700	08-15-24	13,500,000	14,173,181
Charter Communications Operating LLC	4.200	03-15-28	33,590,000	35,606,557
Charter Communications Operating LLC	4.800	03-01-50	21,312,000	22,216,760
Charter Communications Operating LLC	5.750	04-01-48	37,447,000	43,362,174
Charter Communications Operating LLC	6.484	10-23-45	31,930,000	39,581,846
CSC Holdings LLC (D)	5.375	02-01-28	7,545,000	7,978,838
CSC Holdings LLC (D)	5.500	04-15-27	9,225,000	9,813,094
CSC Holdings LLC (D)	5.750	01-15-30	11,119,000	11,716,646
CSC Holdings LLC (D)	7.500	04-01-28	11,570,000	13,030,713
LCPR Senior Secured Financing DAC (D)	6.750	10-15-27	9,115,000	9,399,844
MDC Partners, Inc. (D)	6.500	05-01-24	22,212,000	20,212,920
National CineMedia LLC (D)	5.875	04-15-28	8,680,000	9,048,900
Sirius XM Radio, Inc. (D)	5.000	08-01-27	28,619,000	30,121,498
Sirius XM Radio, Inc. (D)	5.375	07-15-26	15,345,000	16,208,156
WMG Acquisition Corp. (D)	4.875	11-01-24	6,551,000	6,763,908
WMG Acquisition Corp. (D)	5.500	04-15-26	9,627,000	10,156,485
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.6%
CC Holdings GS V LLC	3.849	04-15-23	15,526,000	$16,291,805
Comunicaciones Celulares SA Via Comcel Trust (D)	6.875	02-06-24	8,530,000	8,753,913
Millicom International Cellular SA (A)(D)	5.125	01-15-28	4,100,000	4,187,125
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	12,421,000	12,722,997
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	12,515,000	13,081,036
Sprint Corp.	7.875	09-15-23	15,206,000	16,717,096
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	6,691,000	7,125,915
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	27,478,000	31,813,158
Consumer discretionary 4.0%				723,935,227
Automobiles 1.6%
Daimler Finance North America LLC (A)(D)	2.700	06-14-24	13,695,000	13,824,118
Daimler Finance North America LLC (D)	3.500	08-03-25	12,585,000	13,091,272
Ford Motor Credit Company LLC	4.134	08-04-25	58,761,000	58,736,018
Ford Motor Credit Company LLC	5.113	05-03-29	32,918,000	33,314,323
Ford Motor Credit Company LLC	5.875	08-02-21	41,355,000	43,298,036
General Motors Company	4.875	10-02-23	31,134,000	33,569,667
General Motors Financial Company, Inc.	4.000	01-15-25	45,989,000	47,660,072
General Motors Financial Company, Inc.	4.300	07-13-25	22,335,000	23,523,257
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	5,212,000	5,436,116
Mclaren Finance PLC (D)	5.750	08-01-22	3,425,000	3,281,151
Nissan Motor Acceptance Corp. (D)	3.450	03-15-23	13,440,000	13,810,182
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	6,680,000	7,030,700
Laureate Education, Inc. (D)	8.250	05-01-25	8,575,000	9,261,000
Sotheby's (A)(D)	7.375	10-15-27	15,799,000	15,423,774
Hotels, restaurants and leisure 0.7%
CCM Merger, Inc. (D)	6.000	03-15-22	10,710,000	10,924,200
Connect Finco Sarl (D)	6.750	10-01-26	23,202,000	23,811,053
Eldorado Resorts, Inc.	6.000	09-15-26	6,670,000	7,342,336
Eldorado Resorts, Inc.	7.000	08-01-23	4,535,000	4,739,075
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	5,741,000	6,099,813
Hilton Domestic Operating Company, Inc.	5.125	05-01-26	2,667,000	2,807,018
International Game Technology PLC (D)	6.500	02-15-25	11,430,000	12,773,025
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	11,775,000	12,481,500
Resorts World Las Vegas LLC (D)	4.625	04-16-29	16,090,000	16,762,769
Twin River Worldwide Holdings, Inc. (A)(D)	6.750	06-01-27	13,773,000	14,186,190
Waterford Gaming LLC (D)(E)(F)	8.625	09-15-14	440,015	0
Yum! Brands, Inc. (D)	4.750	01-15-30	6,690,000	6,924,150
Internet and direct marketing retail 1.3%
Amazon.com, Inc.	3.150	08-22-27	38,826,000	41,255,383
16	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Amazon.com, Inc.	4.050	08-22-47	21,490,000	$25,680,413
Expedia Group, Inc. (D)	3.250	02-15-30	26,905,000	26,228,666
Expedia Group, Inc.	3.800	02-15-28	38,185,000	39,503,023
Expedia Group, Inc.	5.000	02-15-26	31,402,000	34,858,066
Prosus NV (D)	4.850	07-06-27	4,575,000	4,989,037
Prosus NV (D)	5.500	07-21-25	19,530,000	21,729,583
QVC, Inc.	4.375	03-15-23	18,108,000	18,747,562
QVC, Inc.	5.125	07-02-22	8,874,000	9,332,385
QVC, Inc.	5.450	08-15-34	10,129,000	10,038,398
Leisure products 0.0%
Diamond Sports Group LLC (A)(D)	6.625	08-15-27	8,665,000	8,445,862
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	40,219,000	43,016,034
Consumer staples 0.8%				134,708,719
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	21,469,000	24,909,500
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	13,623,000	13,753,684
Simmons Foods, Inc. (A)(D)	5.750	11-01-24	9,570,000	9,258,975
Food products 0.3%
JBS Investments II GmbH (A)(D)	5.750	01-15-28	25,669,000	27,016,623
Kraft Heinz Foods Company (D)	4.875	02-15-25	13,957,000	14,352,336
NBM US Holdings, Inc. (D)	6.625	08-06-29	8,240,000	8,675,072
Post Holdings, Inc. (D)	5.500	12-15-29	8,311,000	8,705,773
Personal products 0.2%
Natura Cosmeticos SA (A)(D)	5.375	02-01-23	19,995,000	20,869,781
Walnut Bidco PLC (D)	9.125	08-01-24	6,925,000	7,166,975
Energy 4.9%				877,742,937
Energy equipment and services 0.4%
Archrock Partners LP	6.000	10-01-22	15,668,000	15,707,170
CSI Compressco LP (A)	7.250	08-15-22	22,194,000	19,752,660
CSI Compressco LP (D)	7.500	04-01-25	16,408,000	15,546,580
Inkia Energy, Ltd. (D)	5.875	11-09-27	4,600,000	4,738,046
Tervita Corp. (D)	7.625	12-01-21	11,842,000	11,840,697
Oil, gas and consumable fuels 4.5%
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	7,135,000	7,847,002
Cheniere Energy Partners LP (D)	4.500	10-01-29	18,715,000	18,814,190
Cimarex Energy Company	4.375	06-01-24	12,404,000	13,000,260
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	9,460,000	9,871,488
Continental Resources, Inc.	5.000	09-15-22	20,221,000	20,336,017
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (A)(G)	7.375	12-15-22	27,189,000	$25,965,495
DCP Midstream Operating LP	5.125	05-15-29	5,850,000	5,937,750
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	27,700,000	25,484,000
Diamondback Energy, Inc.	4.750	11-01-24	13,514,000	14,005,910
Enable Midstream Partners LP	3.900	05-15-24	19,802,000	19,956,697
Enable Midstream Partners LP	4.950	05-15-28	18,636,000	18,631,940
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	20,627,000	21,142,675
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	19,207,000	20,599,508
Energy Transfer Operating LP	4.200	04-15-27	8,447,000	8,657,447
Energy Transfer Operating LP	4.250	03-15-23	24,613,000	25,586,015
Energy Transfer Operating LP	5.150	03-15-45	16,520,000	16,760,116
Energy Transfer Operating LP	5.875	01-15-24	17,180,000	18,923,616
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	34,782,000	34,955,910
Husky Energy, Inc.	3.950	04-15-22	17,036,000	17,580,379
Kinder Morgan Energy Partners LP	7.750	03-15-32	12,590,000	16,924,338
MPLX LP	4.000	03-15-28	17,215,000	17,641,034
MPLX LP (D)	4.250	12-01-27	7,928,000	8,312,827
MPLX LP (D)	5.250	01-15-25	10,432,000	10,951,999
MPLX LP (D)	6.375	05-01-24	13,574,000	14,199,109
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (G)	6.875	02-15-23	44,303,000	44,413,758
Murphy Oil Corp.	5.750	08-15-25	9,531,000	9,757,171
Newfield Exploration Company	5.625	07-01-24	16,774,000	18,296,859
ONEOK Partners LP	4.900	03-15-25	8,673,000	9,478,597
Parsley Energy LLC (D)	5.625	10-15-27	13,410,000	13,862,588
Petrobras Global Finance BV (D)	5.093	01-15-30	27,279,000	28,561,113
Petrobras Global Finance BV	6.900	03-19-49	10,625,000	12,151,813
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,415,000	14,123,302
Sabine Pass Liquefaction LLC	5.000	03-15-27	15,534,000	17,005,417
Sabine Pass Liquefaction LLC	5.875	06-30-26	26,740,000	30,587,027
Sunoco Logistics Partners Operations LP	3.900	07-15-26	24,214,000	24,854,532
Sunoco Logistics Partners Operations LP	5.400	10-01-47	15,951,000	16,796,699
Targa Resources Partners LP	5.875	04-15-26	26,310,000	27,683,382
Teekay Offshore Partners LP (A)(D)	8.500	07-15-23	17,445,000	17,445,000
The Williams Companies, Inc.	3.750	06-15-27	21,304,000	21,811,274
The Williams Companies, Inc.	4.550	06-24-24	43,752,000	46,836,229
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	8,482,580
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,565,000	14,929,075
18	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc.	5.250	09-15-24	5,040,000	$5,150,729
WPX Energy, Inc.	5.250	10-15-27	5,763,000	5,762,712
YPF SA (D)	8.500	07-28-25	12,258,000	10,082,205
Financials 10.7%				1,927,606,511
Banks 6.1%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (A)(D)(G)	6.750	06-15-26	10,920,000	12,380,550
Banco Santander SA	4.379	04-12-28	18,430,000	20,198,674
Bank of America Corp.	3.950	04-21-25	23,346,000	24,820,794
Bank of America Corp.	4.200	08-26-24	10,787,000	11,558,394
Bank of America Corp.	4.450	03-03-26	29,257,000	32,118,930
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (G)	6.300	03-10-26	32,565,000	37,286,925
Barclays Bank PLC (D)	10.179	06-12-21	8,040,000	8,963,936
Barclays PLC	4.375	01-12-26	15,935,000	17,087,016
BPCE SA (D)	4.500	03-15-25	20,836,000	22,390,382
BPCE SA (D)	5.700	10-22-23	23,245,000	25,639,154
Citigroup, Inc.	3.200	10-21-26	29,535,000	30,646,998
Citigroup, Inc.	4.600	03-09-26	34,598,000	38,079,616
Citigroup, Inc.	5.500	09-13-25	10,611,000	12,130,962
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (A)(G)	6.250	08-15-26	24,848,000	28,202,480
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(G)	7.875	01-23-24	15,155,000	17,181,314
Danske Bank A/S (D)	5.000	01-12-22	17,629,000	18,507,987
Discover Bank	2.450	09-12-24	19,370,000	19,337,583
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (G)	5.100	06-30-23	12,369,000	12,733,391
Freedom Mortgage Corp. (D)	8.125	11-15-24	14,529,000	14,320,218
Freedom Mortgage Corp. (D)	8.250	04-15-25	5,630,000	5,587,775
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	30,775,000	32,219,976
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (A)(G)	6.375	09-17-24	6,870,000	7,307,963
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (G)	6.875	06-01-21	17,805,000	18,606,225
ING Bank NV (D)	5.800	09-25-23	18,634,000	20,654,915
ING Groep NV	3.550	04-09-24	17,692,000	18,445,628
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (G)	6.500	04-16-25	7,245,000	7,752,150
JPMorgan Chase & Co.	2.950	10-01-26	34,327,000	35,414,234
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	25,533,000	$27,595,091
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (G)	6.750	02-01-24	27,445,000	30,909,931
Lloyds Banking Group PLC	4.450	05-08-25	47,565,000	51,784,152
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	18,190,000	20,077,213
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (G)	5.125	11-01-26	12,892,000	13,810,555
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (C)	2.547	12-01-21	9,230,000	9,239,798
Santander Holdings USA, Inc. (D)	3.244	10-05-26	39,550,000	39,726,800
Santander Holdings USA, Inc.	3.400	01-18-23	18,107,000	18,555,915
Santander Holdings USA, Inc.	3.500	06-07-24	38,050,000	39,068,060
Santander Holdings USA, Inc.	4.400	07-13-27	9,667,000	10,382,242
Santander UK Group Holdings PLC (D)	4.750	09-15-25	14,920,000	15,910,021
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(D)(G)	7.375	09-13-21	17,145,000	18,127,409
The PNC Financial Services Group, Inc.	2.200	11-01-24	30,950,000	30,870,024
The PNC Financial Services Group, Inc.	3.500	01-23-24	14,603,000	15,375,885
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (G)	4.850	06-01-23	15,854,000	16,408,890
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (G)	6.750	08-01-21	29,319,000	30,922,749
The Royal Bank of Scotland Group PLC	3.875	09-12-23	24,580,000	25,570,271
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	9,658,000	9,743,883
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (G)	8.625	08-15-21	37,076,000	40,019,093
The Toronto-Dominion Bank	3.250	03-11-24	22,739,000	23,723,352
Wells Fargo & Company (3 month LIBOR + 3.770%) (A)(C)(G)	5.889	03-15-20	8,592,000	8,722,598
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (G)	5.875	06-15-25	54,681,000	60,739,096
Capital markets 1.2%
Ares Capital Corp.	3.625	01-19-22	18,302,000	18,588,525
Cantor Fitzgerald LP (D)	4.875	05-01-24	25,325,000	26,943,794
20	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (A)(D)(G)	7.500	12-11-23	10,145,000	$11,337,038
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(G)	7.500	07-17-23	17,955,000	19,554,791
Lazard Group LLC	4.375	03-11-29	14,025,000	15,295,527
Macquarie Bank, Ltd. (D)	4.875	06-10-25	20,345,000	21,924,307
Morgan Stanley	3.875	01-27-26	19,031,000	20,508,251
Stearns Holdings LLC (D)	5.000	11-05-24	63,051	43,505
Stifel Financial Corp.	4.250	07-18-24	12,983,000	13,750,301
The Goldman Sachs Group, Inc.	3.850	01-26-27	46,391,000	49,399,388
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(G)	7.000	01-31-24	16,288,000	17,652,120
Consumer finance 0.8%
Ally Financial, Inc.	5.125	09-30-24	27,788,000	30,532,065
Capital One Financial Corp.	3.500	06-15-23	15,740,000	16,340,144
Capital One Financial Corp.	3.900	01-29-24	15,290,000	16,146,516
Credit Acceptance Corp.	6.125	02-15-21	11,504,000	11,561,520
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (D)(G)	9.125	11-29-22	9,375,000	9,808,594
Discover Financial Services	3.950	11-06-24	28,628,000	30,390,405
Discover Financial Services	4.100	02-09-27	6,489,000	6,956,898
Enova International, Inc. (D)	8.500	09-01-24	3,051,000	2,837,430
Enova International, Inc. (D)	8.500	09-15-25	15,597,000	14,466,218
Springleaf Finance Corp.	6.875	03-15-25	5,750,000	6,566,673
Diversified financial services 0.9%
Allied Universal Holdco LLC (D)	6.625	07-15-26	3,713,000	3,926,498
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	33,592,000	36,158,208
Gogo Intermediate Holdings LLC (D)	9.875	05-01-24	10,941,000	11,501,179
Jefferies Financial Group, Inc.	5.500	10-18-23	15,716,000	17,151,973
Jefferies Group LLC	4.150	01-23-30	21,760,000	22,421,025
Jefferies Group LLC	4.850	01-15-27	22,235,000	24,139,944
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26	2,370,000	2,583,300
Refinitiv US Holdings, Inc. (D)	8.250	11-15-26	3,750,000	4,195,313
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	4,032,000	3,608,640
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	29,467,000	30,998,105
Insurance 1.2%
AXA SA	8.600	12-15-30	9,222,000	13,499,440
Brighthouse Financial, Inc.	3.700	06-22-27	31,050,000	30,680,008
CNO Financial Group, Inc.	5.250	05-30-25	17,855,000	19,777,269
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
CNO Financial Group, Inc.	5.250	05-30-29	7,570,000	$8,388,128
Liberty Mutual Group, Inc. (D)	3.951	10-15-50	25,053,000	25,555,562
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	12,368,000	15,148,326
MetLife, Inc. (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-68	5,570,000	8,187,900
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (D)	5.100	10-16-44	18,215,000	19,990,963
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	39,321,000	42,418,315
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	21,655,000	25,141,495
Thrifts and mortgage finance 0.5%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	3,415,000	3,543,063
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	7,640,000	7,754,600
MGIC Investment Corp.	5.750	08-15-23	7,286,000	8,051,030
Nationstar Mortgage Holdings, Inc. (D)	8.125	07-15-23	8,821,000	9,438,470
Nationstar Mortgage Holdings, Inc. (D)	9.125	07-15-26	7,037,000	7,775,885
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (D)	3.622	04-26-23	18,230,000	18,702,617
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) (A)(D)	3.960	07-18-30	13,550,000	14,515,789
Quicken Loans, Inc. (D)	5.750	05-01-25	15,960,000	16,576,455
Radian Group, Inc.	4.500	10-01-24	7,901,000	8,315,803
Health care 2.4%				426,808,625
Biotechnology 0.5%
AbbVie, Inc. (D)	3.200	11-21-29	44,511,000	45,163,219
AbbVie, Inc. (D)	4.250	11-21-49	12,529,000	13,166,553
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	30,074,000	31,101,565
Health care providers and services 1.3%
Centene Corp. (D)	4.250	12-15-27	5,858,000	6,026,418
Centene Corp. (D)	4.625	12-15-29	6,105,000	6,402,619
Centene Corp. (D)	5.375	06-01-26	14,365,000	15,244,856
CVS Health Corp.	3.000	08-15-26	5,073,000	5,191,418
CVS Health Corp.	4.100	03-25-25	24,300,000	26,094,251
CVS Health Corp.	5.050	03-25-48	17,559,000	20,774,571
DaVita, Inc. (A)	5.000	05-01-25	24,471,000	25,246,241
Encompass Health Corp.	4.500	02-01-28	2,900,000	2,972,500
HCA, Inc.	4.125	06-15-29	8,402,000	8,851,502
22	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.250	04-15-25	15,959,000	$17,768,139
HCA, Inc.	5.250	06-15-26	18,243,000	20,383,614
MEDNAX, Inc. (D)	5.250	12-01-23	13,806,000	14,116,635
MEDNAX, Inc. (A)(D)	6.250	01-15-27	12,515,000	12,734,013
Select Medical Corp. (D)	6.250	08-15-26	7,864,000	8,434,140
Team Health Holdings, Inc. (A)(D)	6.375	02-01-25	3,197,000	1,694,410
Universal Health Services, Inc. (D)	4.750	08-01-22	15,230,000	15,391,819
Universal Health Services, Inc. (D)	5.000	06-01-26	13,991,000	14,760,505
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (D)	4.250	05-01-28	3,981,000	4,010,858
Pharmaceuticals 0.6%
Bausch Health Companies, Inc. (D)	6.125	04-15-25	21,865,000	22,738,944
Bristol-Myers Squibb Company (D)	2.900	07-26-24	40,990,000	42,273,426
Bristol-Myers Squibb Company (D)	3.250	02-20-23	15,657,000	16,215,922
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	3,705,000	3,843,938
GlaxoSmithKline Capital PLC	3.000	06-01-24	25,294,000	26,206,549
Industrials 4.9%				880,195,389
Aerospace and defense 0.5%
Arconic, Inc. (A)	5.125	10-01-24	18,133,000	19,765,877
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	21,100,000	22,102,250
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	11,995,000	12,714,700
TransDigm, Inc. (D)	5.500	11-15-27	34,786,000	34,786,000
Air freight and logistics 0.1%
XPO Logistics, Inc. (D)	6.500	06-15-22	11,266,000	11,529,174
Airlines 2.4%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	11-15-26	10,711,079	11,306,793
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	13,599,405	13,717,866
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	443,900	455,488
American Airlines 2001-01 Pass Through Trust	6.977	11-23-22	2,000,882	2,025,750
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	19,804,277	20,725,562
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	20,216,862	20,924,962
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	6,701,616	6,759,093
American Airlines 2016-1 Class A Pass Through Trust (A)	4.100	07-15-29	23,339,996	24,221,676
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	7,811,769	$8,310,099
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	16,600,556	17,621,666
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	9,054,933	9,271,694
American Airlines 2019-1 Class A Pass Through Trust	3.500	08-15-33	10,384,000	10,614,155
American Airlines 2019-1 Class AA Pass Through Trust	3.150	08-15-33	15,568,000	16,341,524
Azul Investments LLP (A)(D)	5.875	10-26-24	13,760,000	13,916,864
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	12,404,533	13,072,759
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	575,716	579,616
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	03-20-33	7,639,523	8,053,895
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	7,966,501	8,397,928
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	738,714	745,211
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	5,031,054	5,279,744
Delta Air Lines, Inc.	2.900	10-28-24	32,491,000	32,119,949
Delta Air Lines, Inc.	3.800	04-19-23	20,208,000	20,835,120
Delta Air Lines, Inc.	4.375	04-19-28	22,850,000	23,689,709
JetBlue 2019-1 Class AA Pass Through Trust	2.750	11-15-33	14,832,000	15,060,962
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	23,236,646	24,475,312
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	9,909,473	10,222,961
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	19,623,789	20,210,931
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	26,581,597	26,894,694
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	7,088,785	7,372,889
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	17,175,000	18,790,352
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	4,198,855	4,554,398
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	6,354,500	7,070,750
Building products 0.1%
Owens Corning	3.950	08-15-29	14,998,000	15,483,075
24	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.1%
Clean Harbors, Inc. (D)	4.875	07-15-27	2,960,000	$3,101,488
IAA, Inc. (D)	5.500	06-15-27	835,000	878,090
LSC Communications, Inc. (D)	8.750	10-15-23	19,591,000	9,893,455
Prime Security Services Borrower LLC (D)	9.250	05-15-23	2,608,000	2,741,660
Construction and engineering 0.2%
AECOM	5.125	03-15-27	22,537,000	24,001,905
Tutor Perini Corp. (A)(D)	6.875	05-01-25	3,182,000	3,106,428
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	24,330,000	25,501,553
General Electric Company	5.550	01-05-26	26,960,000	30,731,598
Machinery 0.0%
Harsco Corp. (D)	5.750	07-31-27	5,035,000	5,299,338
Professional services 0.2%
IHS Markit, Ltd. (D)	4.000	03-01-26	22,669,000	24,071,304
IHS Markit, Ltd. (A)(D)	4.750	02-15-25	6,967,000	7,603,017
IHS Markit, Ltd. (A)	4.750	08-01-28	11,465,000	12,758,997
Road and rail 0.1%
Uber Technologies, Inc. (D)	7.500	09-15-27	20,585,000	20,404,881
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	2.875	08-14-24	24,033,000	24,223,520
AerCap Ireland Capital DAC	5.000	10-01-21	16,850,000	17,662,977
Ahern Rentals, Inc. (D)	7.375	05-15-23	21,183,000	16,522,740
Air Lease Corp.	3.625	12-01-27	10,511,000	10,880,056
Aircastle, Ltd.	4.400	09-25-23	9,561,000	10,136,787
Aircastle, Ltd.	5.500	02-15-22	13,545,000	14,408,898
Ashtead Capital, Inc. (D)	4.250	11-01-29	8,614,000	8,700,140
Ashtead Capital, Inc. (D)	4.375	08-15-27	14,640,000	15,097,500
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23	12,797,000	13,755,495
H&E Equipment Services, Inc.	5.625	09-01-25	7,015,000	7,374,519
United Rentals North America, Inc.	3.875	11-15-27	10,861,000	10,956,034
United Rentals North America, Inc.	4.875	01-15-28	19,515,000	20,361,561
Information technology 4.4%				791,869,525
Communications equipment 0.5%
CommScope, Inc. (D)	8.250	03-01-27	22,112,000	22,221,454
Motorola Solutions, Inc.	4.600	02-23-28	33,189,000	35,832,673
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	29,710,000	30,786,988
Electronic equipment, instruments and components 0.1%
Tech Data Corp.	3.700	02-15-22	10,760,000	10,959,087
IT services 0.8%
Banff Merger Sub, Inc. (D)	9.750	09-01-26	12,341,000	11,566,602
Fiserv, Inc.	2.750	07-01-24	18,919,000	19,217,371
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
Fiserv, Inc.	3.200	07-01-26	27,855,000	$28,852,252
PayPal Holdings, Inc.	2.400	10-01-24	25,619,000	25,678,814
PayPal Holdings, Inc.	2.850	10-01-29	30,408,000	30,339,331
Tempo Acquisition LLC (D)	6.750	06-01-25	6,270,000	6,458,100
VeriSign, Inc.	4.750	07-15-27	7,792,000	8,282,896
VeriSign, Inc.	5.250	04-01-25	9,210,000	10,133,763
Semiconductors and semiconductor equipment 2.2%
Broadcom Corp.	3.875	01-15-27	47,695,000	48,687,247
Broadcom, Inc. (D)	4.750	04-15-29	19,150,000	20,477,612
KLA Corp.	4.100	03-15-29	17,241,000	18,907,081
Lam Research Corp.	3.750	03-15-26	19,502,000	20,919,758
Lam Research Corp.	4.875	03-15-49	17,074,000	21,241,893
Marvell Technology Group, Ltd.	4.875	06-22-28	23,499,000	26,359,447
Microchip Technology, Inc.	4.333	06-01-23	47,401,000	49,875,307
Micron Technology, Inc.	4.185	02-15-27	46,310,000	48,703,869
Micron Technology, Inc.	4.975	02-06-26	11,033,000	12,121,644
Micron Technology, Inc.	5.327	02-06-29	42,469,000	47,548,196
NXP BV (D)	3.875	06-18-26	16,420,000	17,233,089
NXP BV (D)	4.625	06-01-23	34,550,000	36,836,131
NXP BV (D)	4.875	03-01-24	17,920,000	19,458,064
Qorvo, Inc.	5.500	07-15-26	7,029,000	7,477,099
Software 0.1%
Microsoft Corp.	4.450	11-03-45	19,750,000	24,895,815
Technology hardware, storage and peripherals 0.7%
Dell International LLC (D)	4.900	10-01-26	29,030,000	31,569,888
Dell International LLC (A)(D)	5.300	10-01-29	29,321,000	32,455,587
Dell International LLC (D)	8.350	07-15-46	31,996,000	42,930,123
Seagate HDD Cayman (A)	4.750	01-01-25	22,665,000	23,842,344
Materials 1.1%				190,908,696
Chemicals 0.6%
Braskem Netherlands Finance BV (D)	4.500	01-10-28	13,909,000	13,639,896
Cydsa SAB de CV (A)(D)	6.250	10-04-27	14,025,000	14,112,656
Methanex Corp.	5.250	12-15-29	18,194,000	18,487,044
Orbia Advance Corp. SAB de CV (D)	5.500	01-15-48	17,715,000	17,604,281
Syngenta Finance NV (D)	4.441	04-24-23	25,935,000	27,037,686
Syngenta Finance NV (D)	5.676	04-24-48	8,210,000	8,553,310
Construction materials 0.1%
Cemex SAB de CV (D)	6.125	05-05-25	15,185,000	15,716,475
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	14,410,000	15,130,500
Klabin Finance SA (D)	4.875	09-19-27	1,453,000	1,494,774
26	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.2%
Anglo American Capital PLC (D)	4.750	04-10-27	13,375,000	$14,550,075
Commercial Metals Company	5.375	07-15-27	5,017,000	5,192,595
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	9,625,000	9,360,313
First Quantum Minerals, Ltd. (A)(D)	7.500	04-01-25	5,100,000	5,010,750
Newmont Goldcorp Corp.	2.800	10-01-29	10,482,000	10,373,485
Paper and forest products 0.1%
Norbord, Inc. (A)(D)	6.250	04-15-23	7,025,000	7,490,406
Suzano Austria GmbH (A)	6.000	01-15-29	6,460,000	7,154,450
Real estate 1.4%				253,498,137
Equity real estate investment trusts 1.4%
American Homes 4 Rent LP	4.250	02-15-28	22,190,000	23,799,878
American Tower Corp.	2.950	01-15-25	16,023,000	16,327,509
American Tower Corp.	3.550	07-15-27	32,300,000	33,841,820
American Tower Corp.	3.800	08-15-29	12,980,000	13,841,783
CyrusOne LP (B)	3.450	11-15-29	14,081,000	14,108,317
Equinix, Inc.	3.200	11-18-29	27,111,000	27,176,609
Equinix, Inc.	5.375	05-15-27	12,381,000	13,417,909
GLP Capital LP	5.375	04-15-26	16,732,000	18,437,530
SBA Tower Trust (D)	2.836	01-15-25	22,481,000	22,739,023
SBA Tower Trust (D)	3.722	04-09-48	26,799,000	27,527,952
The GEO Group, Inc.	6.000	04-15-26	4,171,000	3,305,518
Ventas Realty LP	3.500	02-01-25	16,239,000	16,912,989
VEREIT Operating Partnership LP	4.600	02-06-24	17,864,000	19,241,105
VICI Properties LP (A)(D)	4.625	12-01-29	2,735,000	2,820,195
Utilities 1.4%				258,530,224
Electric utilities 0.7%
ABY Transmision Sur SA (D)	6.875	04-30-43	9,530,535	11,853,698
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (D)(G)	5.250	01-29-23	27,115,000	28,199,600
Emera US Finance LP	3.550	06-15-26	11,506,000	11,999,100
Empresa Electrica Angamos SA (D)	4.875	05-25-29	9,234,680	9,402,025
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	9,810,000	8,228,138
Israel Electric Corp., Ltd. (D)	6.875	06-21-23	6,630,000	7,527,192
Vistra Operations Company LLC (D)	3.700	01-30-27	27,272,000	26,973,120
Vistra Operations Company LLC (D)	4.300	07-15-29	24,825,000	25,592,712
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	12,441,000	13,314,607
Independent power and renewable electricity producers 0.6%
Clearway Energy Operating LLC	5.375	08-15-24	13,749,000	14,092,725
Greenko Dutch BV (D)	4.875	07-24-22	11,885,000	11,902,828
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Greenko Dutch BV (D)	5.250	07-24-24	7,105,000	$7,190,971
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	3,595,072	4,159,138
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	32,227,000	34,418,088
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	15,359,000	15,267,614
NextEra Energy Operating Partners LP (A)(D)	4.500	09-15-27	5,100,000	5,202,000
NRG Energy, Inc. (D)	3.750	06-15-24	12,190,000	12,566,704
Multi-utilities 0.0%

CenterPoint Energy, Inc.	2.500	09-01-24	10,639,000	10,639,964
Term loans (H) 0.0%				$4,122,305
(Cost $4,463,017)
Financials 0.0%				4,122,305
Capital markets 0.0%

LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	7.758	05-01-23	4,482,813	4,122,305
Collateralized mortgage obligations 6.4%				$1,152,968,720
(Cost $1,163,806,901)
Commercial and residential 5.1%				914,034,262
Americold LLC
Series 2010-ARTA, Class C (D)	6.811	01-14-29	2,150,000	2,211,380
Series 2010-ARTA, Class D (D)	7.443	01-14-29	9,783,000	10,097,070
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (D)(I)	3.258	04-27-48	2,469,323	2,477,299
Series 2018-3, Class A1 (D)(I)	3.649	09-25-48	6,781,636	6,867,661
AOA Mortgage Trust Series 2015-1177, Class C (D)(I)	3.110	12-13-29	6,896,000	6,942,915
Arroyo Mortgage Trust
Series 2018-1, Class A1 (D)(I)	3.763	04-25-48	28,168,452	28,633,716
Series 2019-2, Class A1 (D)(I)	3.347	04-25-49	25,812,044	26,116,350
Series 2019-3, Class A1 (D)(I)	2.962	10-25-48	14,778,002	14,837,859
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (D)(I)	3.843	11-05-32	11,565,000	10,941,427
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2	3.043	11-15-52	15,448,000	15,961,221
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(D)	4.351	03-15-37	9,590,000	9,586,934
BBCMS Trust
Series 2015-MSQ, Class D (D)(I)	4.123	09-15-32	7,340,000	7,460,075
Series 2015-SRCH, Class D (D)(I)	5.122	08-10-35	15,371,000	16,824,121
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (D)	0.798	06-11-41	310,076	806
BENCHMARK Mortgage Trust
28	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-B10, Class A2	3.614	03-15-62	20,454,000	$21,553,732
Series 2019-B11, Class A2	3.410	05-15-52	16,845,000	17,660,414
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	22,641,618
Series 2019-B13, Class A2	2.889	08-15-57	19,985,000	20,535,261
Series 2019-B14, Class A2	2.915	12-15-61	19,098,000	19,669,998
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (D)(I)	2.666	07-25-59	11,091,771	11,092,737
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (D)	3.613	10-26-48	3,059,667	3,095,641
BWAY Mortgage Trust
Series 2013-1515, Class XB IO (D)	0.534	03-10-33	46,410,000	944,861
Series 2015-1740, Class XA IO (D)	1.023	01-10-35	123,773,000	2,385,898
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(D)	3.235	03-15-37	12,620,000	12,627,884
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(D)	3.671	12-15-37	6,315,000	6,336,650
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (D)(I)	3.912	04-10-28	5,190,000	5,195,967
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(D)	4.064	07-15-32	9,287,082	9,287,058
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(D)	4.171	11-15-36	17,654,000	17,664,863
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month LIBOR + 2.500%) (C)(D)	4.414	07-15-32	4,667,000	4,686,744
Series 2019-PRM, Class A (D)	3.341	05-10-36	8,060,000	8,396,527
Series 2019-SMRT, Class A (D)	4.149	01-10-36	6,922,000	7,405,813
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (D)(I)	3.470	07-27-48	1,782,323	1,788,597
Series 2019-2, Class A1 (D)(I)	3.337	05-25-49	10,341,885	10,364,302
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.797	08-15-45	67,008,984	2,341,368
Series 2012-CR3 Class XA IO	2.019	10-15-45	95,057,581	4,103,588
Series 2014-CR15, Class XA IO	1.091	02-10-47	67,005,099	2,107,230
Series 2014-CR20, Class A3	3.326	11-10-47	34,710,000	36,322,516
Series 2016-CR28, Class A3	3.495	02-10-49	9,285,000	9,842,232
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.587	05-10-51	225,229,115	7,660,898
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (I)	4.934	12-10-44	3,986,000	4,150,570
Series 2013-300P, Class D (D)(I)	4.540	08-10-30	18,343,000	19,137,949
Series 2013-LC13, Class B (D)(I)	5.009	08-10-46	6,206,000	6,686,097
Series 2017-PANW, Class A (D)	3.244	10-10-29	7,194,000	7,471,628
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO (D)	0.872	02-15-38	417,399	$16
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(D)	3.514	05-15-36	37,335,000	37,381,755
CSMC Trust Series 2019-AFC1, Class A1 (D)	2.573	07-25-49	25,125,750	25,077,287
Galton Funding Mortgage Trust Series 2018-1, Class A43 (D)(I)	3.500	11-25-57	4,621,710	4,671,559
GCAT LLC Series 2019-NQM1, Class A1 (D)	2.985	02-25-59	26,665,522	26,873,561
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO (D)	0.011	06-10-48	70,375	0
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO (D)	1.590	07-10-39	10,319	1
Series 2011-GC5, Class XA IO (D)	1.497	08-10-44	13,937,052	230,887
Series 2012-GC17, Class XA IO	2.352	05-10-45	84,365,335	2,500,867
Series 2015-590M, Class C (D)(I)	3.932	10-10-35	6,950,000	7,221,129
Series 2015-GC30, Class A3	3.119	05-10-50	20,640,000	21,467,245
Series 2015-GC34, Class A4	3.506	10-10-48	10,099,000	10,713,986
Series 2016-RENT, Class D (D)(I)	4.202	02-10-29	13,051,000	13,189,827
Series 2017-485L, Class C (D)(I)	4.115	02-10-37	6,600,000	6,879,215
Series 2019-GC39, Class A2	3.457	05-10-52	23,885,000	25,025,174
Series 2019-GC40, Class A2	2.971	07-10-52	20,410,000	21,095,660
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	32,725,399	556,878
Series 2007-4, Class ES IO	0.350	07-19-47	32,782,608	477,829
Series 2007-6, Class ES IO (D)	0.343	08-19-37	29,063,448	410,794
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(D)	3.614	12-15-34	6,995,000	6,994,816
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (C)(D)	2.063	08-05-34	5,240,000	5,235,376
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	7,679,000	8,027,309
Series 2017-APTS, Class CFX (D)(I)	3.613	06-15-34	6,867,000	7,021,557
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.279	05-15-48	15,265,000	15,793,525
Series 2013-IRV, Class XA IO (D)	1.211	05-15-48	12,073,232	231,298
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.730	08-15-46	10,531,006	193,239
Series 2015-C31, Class A3	3.801	08-15-48	10,725,000	11,521,775
Series 2016-C1, Class A4	3.311	03-15-49	7,425,000	7,783,809
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (D)	1.136	02-15-46	9,336,283	81,234
Series 2011-C4, Class XA IO (D)	1.362	07-15-46	6,592,629	83,424
30	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2012-HSBC, Class XA IO (D)	1.582	07-05-32	83,392,262	$2,734,966
Series 2015-JP1, Class A4	3.650	01-15-49	12,190,000	13,011,048
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(D)	3.271	05-15-36	9,440,000	9,434,069
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class XC IO (D)	0.010	07-12-38	3,048,365	134
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (D)	1.597	08-15-45	12,702,152	387,010
Series 2012-C6, Class XA IO (D)	1.767	11-15-45	7,514,986	274,224
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (D)	0.727	07-15-49	6,763,252	49,374
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(D)	3.314	11-15-34	15,867,000	15,866,973
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	9,724,850	9,977,849
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.917	11-15-32	4,795,000	4,894,725
Series 2018-ALXA, Class C (D)(I)	4.460	01-15-43	7,332,000	8,031,722
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	5,035,000	5,165,229
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	24,601,298	25,638,924
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (D)(I)	3.793	03-25-48	4,312,717	4,348,952
Towd Point Mortgage Trust Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	17,658,000	17,857,776
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	3,520,000	3,684,678
Verus Securitization Trust Series 2018-3, Class A1 (D)(I)	4.108	10-25-58	16,693,314	16,883,070
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(I)	4.079	12-13-29	16,804,000	16,930,902
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(I)	2.800	03-18-28	14,886,000	14,855,528
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(D)	3.571	12-15-34	5,170,000	5,152,595
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (D)	0.970	02-15-44	34,830,057	225,128
Series 2011-C3, Class XA IO (D)	1.490	03-15-44	21,550,410	337,044
Series 2012-C10, Class XA IO (D)	1.694	12-15-45	8,625,641	344,256
Series 2012-C9, Class XA IO (D)	2.058	11-15-45	56,828,671	2,522,602
Series 2013-C15, Class B (I)	4.644	08-15-46	2,704,000	2,869,938
Series 2013-C16, Class B (I)	5.192	09-15-46	3,216,000	3,478,845
Series 2013-C16, Class XA IO	0.872	09-15-46	10,719,324	218,194
U.S. Government Agency 1.3%				238,934,458
Federal Home Loan Mortgage Corp.
Series K005, Class AX IO	1.746	11-25-19	21,192,431	21
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K006, Class BX1 IO	5.550	02-25-20	4,444,655	$44
Series K010, Class X1 IO	0.288	10-25-20	27,892,789	23,026
Series K011, Class X1 IO	0.323	11-25-20	45,480,093	64,850
Series K014, Class X1 IO	1.324	04-25-21	37,300,904	489,627
Series K015, Class X1 IO	1.739	07-25-21	37,844,694	795,851
Series K017, Class X1 IO	1.445	12-25-21	163,246,494	3,368,624
Series K018, Class X1 IO	1.449	01-25-22	100,514,440	2,214,263
Series K021, Class X1 IO	1.560	06-25-22	33,557,550	1,046,029
Series K022, Class X1 IO	1.341	07-25-22	137,087,598	3,626,954
Series K024, Class X1 IO	0.945	09-25-22	10,024,319	200,986
Series K026, Class X1 IO	1.103	11-25-22	15,378,364	370,549
Series K038, Class X1 IO	1.289	03-25-24	4,535,713	185,326
Series K040, Class A2	3.241	09-25-24	13,165,000	13,895,600
Series K043, Class A2	3.062	12-25-24	22,020,000	23,095,477
Series K715, Class X1 IO	1.232	01-25-21	14,144,206	112,644
Series K718, Class X1 IO	0.729	01-25-22	13,119,755	136,550
Series KAIV, Class X1 IO	1.244	06-25-21	22,907,400	304,064
Series KIR3, Class A1	3.038	08-25-27	34,200,000	35,724,742
Series KS01, Class X1 IO	1.390	01-25-23	10,721,959	287,541
Series KS03, Class X IO	0.415	08-25-25	37,730,794	333,823
Series T-41, Class 3A (I)	5.415	07-25-32	1,130	1,247
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	169	190
Series 2012-M5, Class X IO	0.628	02-25-22	18,972,162	172,926
Government National Mortgage Association
Series 2008-90, Class IO	1.877	12-16-50	2,631,802	557,965
Series 2012-114, Class IO	0.786	01-16-53	23,264,359	1,062,518
Series 2012-120, Class IO	0.795	02-16-53	9,908,776	479,013
Series 2012-125, Class IO	0.387	02-16-53	12,706,786	338,197
Series 2012-70, Class IO	0.440	08-16-52	6,287,995	87,162
Series 2013-63, Class IO	0.794	09-16-51	14,704,957	735,439
Series 2016-174, Class IO	0.913	11-16-56	45,234,382	3,264,335
Series 2017-109, Class IO	0.600	04-16-57	92,922,355	4,689,150
Series 2017-124, Class IO	0.709	01-16-59	124,058,681	7,622,748
Series 2017-135, Class IO	0.839	10-16-58	87,628,496	5,661,581
Series 2017-140, Class IO	0.609	02-16-59	73,026,525	4,101,177
Series 2017-159, Class IO	0.544	06-16-59	101,338,245	5,189,623
Series 2017-169, Class IO	0.733	01-16-60	177,717,181	11,275,071
Series 2017-20, Class IO	0.743	12-16-58	190,900,938	10,995,741
Series 2017-22, Class IO	0.933	12-16-57	35,713,527	2,703,521
Series 2017-41, Class IO	0.792	07-16-58	65,944,390	3,984,439
Series 2017-46, Class IO	0.620	11-16-57	86,945,973	4,806,260
Series 2017-61, Class IO	0.766	05-16-59	54,876,043	3,665,764
Series 2017-74, Class IO	0.775	09-16-58	123,381,455	6,887,326
Series 2017-89, Class IO	0.766	07-16-59	122,985,466	8,205,430
32	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-081, Class IO	0.448	01-16-60	45,650,162	$2,460,192
Series 2018-114, Class IO	0.540	04-16-60	186,586,243	10,954,012
Series 2018-158, Class IO	0.727	05-16-61	149,433,070	11,037,037
Series 2018-35, Class IO	0.527	03-16-60	137,672,739	7,350,251
Series 2018-43, Class IO	0.576	05-16-60	215,831,029	12,160,460
Series 2018-68, Class IO	0.478	01-16-60	24,777,657	1,261,931
Series 2018-69, Class IO	0.542	04-16-60	97,719,213	5,791,446
Series 2018-9, Class IO	0.559	01-16-60	106,775,940	5,775,895

Series 2018-99, Class IO	0.482	06-16-60	173,659,530	9,379,820
Asset backed securities 6.7%				$1,192,933,425
(Cost $1,176,581,130)
Asset backed securities 6.7%				1,192,933,425
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (C)	2.369	06-22-37	8,006,240	7,630,190
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (C)	2.332	08-25-37	30,759,793	29,393,403
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (C)	2.432	05-25-36	10,322,628	10,111,747
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	9,055,000	9,345,646
Series 2018-3, Class C	3.740	10-18-24	8,303,000	8,648,682
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 (I)	6.510	08-25-27	2	2
Applebee's Funding LLC Series 2019-1A, Class A2I (D)	4.194	06-07-49	26,903,000	27,227,988
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	21,052,800	21,558,488
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (D)	3.450	03-20-23	17,091,000	17,513,836
Series 2019-3A, Class A (D)	2.360	03-20-26	20,570,000	20,495,253
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (D)	3.280	09-26-33	11,435,798	11,702,472
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	19,179,993	19,318,315
CNH Equipment Trust Series 2018-B, Class A3	3.190	11-15-23	20,219,000	20,565,370
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	19,851,000	20,413,194
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	86,619	50,356
Corevest American Finance Trust Series 2019-3, Class A (D)	2.705	10-15-52	5,177,000	5,200,742
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.561	02-25-35	1,067,350	1,068,436
DB Master Finance LLC
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-1A, Class A2I (D)	3.629	11-20-47	9,310,980	$9,459,676
Series 2017-1A, Class A2II (D)	4.030	11-20-47	8,687,700	8,981,605
Series 2019-1A, Class A2I (D)	3.787	05-20-49	51,287,275	52,594,588
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	32,638,900	33,924,873
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	27,984,000	28,742,926
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	7,634,250	7,660,512
Ford Credit Floorplan Master Owner Trust
Series 2018-3, Class A1	3.520	10-15-23	39,255,000	40,327,549
Series 2019-2, Class A	3.320	04-15-26	32,163,000	33,261,026
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (D)	2.900	04-15-26	28,785,000	29,525,733
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (C)	2.332	08-25-44	35,444,251	34,197,599
Golden Credit Card Trust Series 2018-4A, Class A (D)	3.440	10-15-25	22,572,000	23,692,291
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	17,542,869	17,591,436
Series 2018-AA, Class A (D)	3.540	02-25-32	6,182,764	6,377,504
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	10,650,000	10,822,637
Series 2019-1A, Class A2I (D)	3.982	08-25-49	12,305,000	12,467,426
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (C)	2.496	10-27-42	8,713,373	8,413,865
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (D)	2.730	10-25-48	6,880,000	6,910,348
MelTel Land Funding LLC Series 2019-1A, Class A (D)	3.768	04-15-49	11,089,000	11,352,741
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (D)(I)	3.500	08-25-58	7,930,004	8,136,168
MMAF Equipment Finance LLC
Series 2017-B, Class A3 (D)	2.210	10-17-22	13,988,201	13,999,684
Series 2019-A, Class A3 (D)	3.270	11-13-23	14,642,000	14,861,870
MVW Owner Trust
Series 2014-1A, Class A (D)	2.250	09-22-31	482,242	481,765
Series 2015-1A, Class A (D)	2.520	12-20-32	1,340,259	1,340,319
Series 2018-1A, Class A (D)	3.450	01-21-36	14,642,591	15,055,713
Navient Private Education Loan Trust Series 2016-AA, Class A2A (D)	3.910	12-15-45	8,327,356	8,624,528
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 (D)	2.600	08-15-68	26,997,000	27,029,607
New Residential Mortgage LLC
Series 2018-FNT1, Class A (D)	3.610	05-25-23	10,419,325	10,552,319
Series 2018-FNT2, Class A (D)	3.790	07-25-54	6,197,509	6,295,236
34	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 (D)	3.690	10-15-23	16,070,000	$16,526,619
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	4,680,022	4,697,196
Series 2018-PLS2, Class A (D)	3.265	02-25-23	16,794,240	16,812,225
Oxford Finance Funding LLC Series 2019-1A, Class A2 (D)	4.459	02-15-27	7,463,000	7,638,790
PFS Financing Corp. Series 2018-B, Class A (D)	2.890	02-15-23	16,720,000	16,870,866
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	5,588,419	5,737,544
Santander Revolving Auto Loan Trust Series 2019-A, Class A (D)	2.510	01-26-32	21,072,000	21,040,278
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (D)	3.230	10-20-24	8,135,000	8,200,564
Sesac Finance LLC Series 2019-1, Class A2 (D)	5.216	07-25-49	17,969,963	18,483,544
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (D)	3.500	06-20-35	8,526,665	8,709,391
Series 2018-3A, Class D (D)	5.200	09-20-35	3,926,986	4,011,708
Series 2019-1A, Class A (D)	3.200	01-20-36	8,805,930	8,912,338
SMB Private Education Loan Trust
Series 2015-C, Class A2A (D)	2.750	07-15-27	6,460,230	6,497,457
Series 2019-B, Class A2A (D)	2.840	06-15-37	26,747,000	27,141,376
Sonic Capital LLC Series 2016-1A, Class A2 (D)	4.472	05-20-46	3,532,815	3,562,879
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (C)	3.281	02-25-35	3,443	3,482
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (C)(D)	2.126	10-28-37	32,978,973	31,911,955
Taco Bell Funding LLC
Series 2016-1A, Class A2II (D)	4.377	05-25-46	2,681,250	2,719,002
Series 2018-1A, Class A2I (D)	4.318	11-25-48	27,576,450	28,382,510
TAL Advantage V LLC Series 2014-1A, Class A (D)	3.510	02-22-39	2,059,125	2,057,175
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.955	10-25-53	4,950,000	5,142,244
Series 2015-2, Class 1M2 (D)(I)	3.792	11-25-60	10,860,000	11,408,434
Series 2016-5, Class A1 (D)(I)	2.500	10-25-56	7,746,132	7,763,445
Series 2017-1, Class A1 (D)(I)	2.750	10-25-56	2,813,486	2,825,145
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	2,933,545	2,957,641
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	7,028,275	7,102,685
Series 2018-3, Class A1 (D)(I)	3.750	05-25-58	10,986,990	11,427,916
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	24,349,985	24,853,664
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	4,500,132	4,587,901
Series 2018-6, Class A1A (D)(I)	3.750	03-25-58	30,321,133	31,202,869
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2019-1, Class A1 (D)(I)	3.750	03-25-58	16,259,599	$16,958,107
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (D)	3.270	11-25-31	58,504,000	59,619,677
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	16,420,833	16,501,855
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	12,472,838	12,898,609
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	9,337,744	9,325,260
Westgate Resorts LLC
Series 2016-1A, Class A (D)	3.500	12-20-28	1,101,788	1,105,744
Series 2017-1A, Class A (D)	3.050	12-20-30	3,662,805	3,679,204
Westlake Automobile Receivables Trust Series 2019-1A, Class C (D)	4.050	03-15-24	10,588,000	10,730,462

	Shares	Value
Preferred securities 0.2%		$40,030,116
(Cost $37,129,655)
Consumer staples 0.0%		2,404,140
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	28,284	2,404,140
Financials 0.1%		12,924,013
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.695% (C)	377,982	9,801,073
Wells Fargo & Company, Series L, 7.500%	2,139	3,122,940
Information technology 0.1%		18,387,044
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	15,892	18,387,044
Utilities 0.0%		6,314,919
Electric utilities 0.0%
The Southern Company, 6.750%	38,814	2,044,722
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	24,838	2,621,651
DTE Energy Company, 6.250%	33,037	1,648,546

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$279,948
(Cost $0)
Stearns Holdings LLC (F)(J)	9.375	08-15-20	2,428,000	279,948

36	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.7%				$843,473,806
(Cost $843,458,438)
U.S. Government Agency 0.9%				155,755,000
Federal Home Loan Bank Discount Note	1.530	12-02-19	123,871,000	123,871,000
Federal Home Loan Mortgage Corp. Discount Note	1.530	12-02-19	31,884,000	31,884,000

	Yield (%)	Shares	Value
Short-term funds 2.2%			400,776,806
John Hancock Collateral Trust (K)	1.7887(L)	40,052,448	400,776,806

	Par value^	Value
Repurchase agreement 1.6%		286,942,000
Barclays Tri-Party Repurchase Agreement dated 11-29-19 at 1.600% to be repurchased at $277,094,941 on 12-2-19, collateralized by $281,919,300 U.S. Treasury Notes, 1.846% due 10-31-21 (maturity value of $282,636,861)	277,058,000	277,058,000
Repurchase Agreement with State Street Corp. dated 11-29-19 at 0.550% to be repurchased at $9,884,453 on 12-2-19, collateralized by $10,005,000 U.S. Treasury Notes, 2.000% due 10-31-21 (maturity value of $10,083,929)	9,884,000	9,884,000

Total investments (Cost $18,038,305,893) 103.1%	$18,529,031,546
Other assets and liabilities, net (3.1%)	(555,632,558)
Total net assets 100.0%	$17,973,398,988

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 11-30-19.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,224,634,093 or 23.5% of the fund's net assets as of 11-30-19.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	37

(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 11-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 11-30-19, the aggregate cost of investments for federal income tax purposes was $18,068,949,070. Net unrealized appreciation aggregated to $460,082,476, of which $535,400,482 related to gross unrealized appreciation and $75,318,006 related to gross unrealized depreciation.
38	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $17,637,537,839) including $392,455,313 of securities loaned	$18,128,254,740
Affiliated investments, at value (Cost $400,768,054)	400,776,806
Total investments, at value (Cost $18,038,305,893)	18,529,031,546
Dividends and interest receivable	119,960,836
Receivable for fund shares sold	39,189,514
Receivable for investments sold	4,370,103
Receivable for delayed delivery securities sold	461,164,423
Receivable for securities lending income	108,351
Other assets	813,259
Total assets	19,154,638,032
Liabilities
Due to custodian	180,874
Distributions payable	892,748
Payable for investments purchased	24,912,875
Payable for delayed delivery securities purchased	740,057,518
Payable for fund shares repurchased	10,254,505
Payable upon return of securities loaned	400,768,957
Payable to affiliates
Accounting and legal services fees	2,176,850
Transfer agent fees	673,853
Distribution and service fees	240,364
Trustees' fees	9,200
Other liabilities and accrued expenses	1,071,300
Total liabilities	1,181,239,044
Net assets	$17,973,398,988
Net assets consist of
Paid-in capital	$17,447,566,490
Total distributable earnings (loss)	525,832,498
Net assets	$17,973,398,988

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	39

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,921,403,533 ÷ 118,433,733 shares)[1]	$16.22
Class B ($5,238,370 ÷ 322,929 shares)[1]	$16.22
Class C ($265,348,395 ÷ 16,354,772 shares)[1]	$16.22
Class I ($3,901,719,659 ÷ 240,467,220 shares)	$16.23
Class R2 ($97,668,580 ÷ 6,013,238 shares)	$16.24
Class R4 ($51,235,614 ÷ 3,153,472 shares)	$16.25
Class R6 ($7,348,361,887 ÷ 452,128,135 shares)	$16.25
Class NAV ($4,382,422,950 ÷ 269,733,834 shares)	$16.25
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.90

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
40	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  11-30-19 (unaudited)

Investment income
Interest	$312,326,708
Dividends	860,752
Securities lending	785,386
Total investment income	313,972,846
Expenses
Investment management fees	26,766,900
Distribution and service fees	4,359,620
Accounting and legal services fees	1,876,130
Transfer agent fees	3,793,077
Trustees' fees	140,585
Custodian fees	909,646
State registration fees	204,582
Printing and postage	526,678
Professional fees	178,724
Other	410,389
Total expenses	39,166,331
Less expense reductions	(652,437)
Net expenses	38,513,894
Net investment income	275,458,952
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	164,350,360
Affiliated investments	5,767
164,356,127
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	247,347,254
Affiliated investments	(20,468)
247,326,786
Net realized and unrealized gain	411,682,913
Increase in net assets from operations	$687,141,865
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	41

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-19 (unaudited)	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$275,458,952	$472,691,700
Net realized gain	164,356,127	39,483,787
Change in net unrealized appreciation (depreciation)	247,326,786	442,582,432
Increase in net assets resulting from operations	687,141,865	954,757,919
Distributions to shareholders
From earnings
Class A	(27,631,733)	(51,559,846)
Class B	(70,870)	(230,390)
Class C	(3,089,715)	(6,855,193)
Class I	(57,661,353)	(87,367,701)
Class R2	(1,369,596)	(2,632,937)
Class R4	(755,382)	(1,436,288)
Class R6	(120,698,095)	(233,167,054)
Class NAV	(75,756,955)	(123,286,684)
Total distributions	(287,033,699)	(506,536,093)
From fund share transactions	1,547,213,009	3,548,411,057
Total increase	1,947,321,175	3,996,632,883
Net assets
Beginning of period	16,026,077,813	12,029,444,930
End of period	$17,973,398,988	$16,026,077,813
42	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.83	$15.41	$15.93	$15.79	$16.06	$16.26
Net investment income[2]	0.24	0.49	0.46	0.45	0.47	0.53
Net realized and unrealized gain (loss) on investments	0.40	0.46	(0.47)	0.18	(0.23)	(0.05)
Total from investment operations	0.64	0.95	(0.01)	0.63	0.24	0.48
Less distributions
From net investment income	(0.25)	(0.53)	(0.51)	(0.49)	(0.51)	(0.63)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	(0.25)	(0.53)	(0.51)	(0.49)	(0.51)	(0.68)
Net asset value, end of period	$16.22	$15.83	$15.41	$15.93	$15.79	$16.06
Total return (%)[3,4]	4.04 [5]	6.33	(0.11)	4.07	1.59	3.02
Ratios and supplemental data
Net assets, end of period (in millions)	$1,921	$1,688	$1,488	$1,492	$1,904	$1,740
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [6]	0.78	0.81	0.89	0.93	0.94
Expenses including reductions	0.78 [6]	0.78	0.79	0.83	0.87	0.89
Net investment income	2.93 [6]	3.21	2.93	2.83	3.01	3.25
Portfolio turnover (%)	67	106	74	98 [7]	56	66

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	43

CLASS B SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.83	$15.40	$15.93	$15.79	$16.06	$16.26
Net investment income[2]	0.18	0.39	0.35	0.34	0.36	0.42
Net realized and unrealized gain (loss) on investments	0.40	0.46	(0.48)	0.18	(0.23)	(0.05)
Total from investment operations	0.58	0.85	(0.13)	0.52	0.13	0.37
Less distributions
From net investment income	(0.19)	(0.42)	(0.40)	(0.38)	(0.40)	(0.52)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	(0.19)	(0.42)	(0.40)	(0.38)	(0.40)	(0.57)
Net asset value, end of period	$16.22	$15.83	$15.40	$15.93	$15.79	$16.06
Total return (%)[3,4]	3.68 [5]	5.66	(0.87)	3.35	0.88	2.31
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$7	$11	$16	$23	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49 [6]	1.48	1.51	1.59	1.63	1.64
Expenses including reductions	1.48 [6]	1.48	1.49	1.53	1.57	1.59
Net investment income	2.22 [6]	2.51	2.22	2.14	2.32	2.57
Portfolio turnover (%)	67	106	74	98 [7]	56	66

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
44	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.84	$15.41	$15.93	$15.79	$16.06	$16.26
Net investment income[2]	0.18	0.39	0.35	0.34	0.36	0.41
Net realized and unrealized gain (loss) on investments	0.39	0.46	(0.47)	0.18	(0.23)	(0.04)
Total from investment operations	0.57	0.85	(0.12)	0.52	0.13	0.37
Less distributions
From net investment income	(0.19)	(0.42)	(0.40)	(0.38)	(0.40)	(0.52)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	(0.19)	(0.42)	(0.40)	(0.38)	(0.40)	(0.57)
Net asset value, end of period	$16.22	$15.84	$15.41	$15.93	$15.79	$16.06
Total return (%)[3,4]	3.61 [5]	5.66	(0.80)	3.35	0.88	2.31
Ratios and supplemental data
Net assets, end of period (in millions)	$265	$252	$269	$299	$310	$250
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49 [6]	1.48	1.51	1.59	1.63	1.64
Expenses including reductions	1.48 [6]	1.48	1.49	1.53	1.57	1.59
Net investment income	2.22 [6]	2.51	2.23	2.14	2.31	2.53
Portfolio turnover (%)	67	106	74	98 [7]	56	66

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	45

CLASS I SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.84	$15.41	$15.93	$15.80	$16.06	$16.26
Net investment income[2]	0.26	0.53	0.50	0.50	0.52	0.57
Net realized and unrealized gain (loss) on investments	0.40	0.47	(0.47)	0.17	(0.22)	(0.04)
Total from investment operations	0.66	1.00	0.03	0.67	0.30	0.53
Less distributions
From net investment income	(0.27)	(0.57)	(0.55)	(0.54)	(0.56)	(0.68)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	(0.27)	(0.57)	(0.55)	(0.54)	(0.56)	(0.73)
Net asset value, end of period	$16.23	$15.84	$15.41	$15.93	$15.80	$16.06
Total return (%)[3]	4.19 [4]	6.70	0.19	4.33	1.97	3.35
Ratios and supplemental data
Net assets, end of period (in millions)	$3,902	$2,928	$2,236	$5,385	$1,367	$793
Ratios (as a percentage of average net assets):
Expenses before reductions	0.49 [5]	0.50	0.51	0.57	0.61	0.63
Expenses including reductions	0.48 [5]	0.49	0.49	0.51	0.56	0.57
Net investment income	3.21 [5]	3.48	3.19	3.15	3.32	3.53
Portfolio turnover (%)	67	106	74	98 [6]	56	66

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
46	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.85	$15.42	$15.95	$15.81	$16.08	$16.27
Net investment income[2]	0.23	0.48	0.45	0.44	0.46	0.51
Net realized and unrealized gain (loss) on investments	0.40	0.47	(0.49)	0.18	(0.23)	(0.02)
Total from investment operations	0.63	0.95	(0.04)	0.62	0.23	0.49
Less distributions
From net investment income	(0.24)	(0.52)	(0.49)	(0.48)	(0.50)	(0.63)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	(0.24)	(0.52)	(0.49)	(0.48)	(0.50)	(0.68)
Net asset value, end of period	$16.24	$15.85	$15.42	$15.95	$15.81	$16.08
Total return (%)[3]	3.99 [4]	6.29	(0.27)	3.97	1.55	2.97
Ratios and supplemental data
Net assets, end of period (in millions)	$98	$86	$83	$56	$56	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [5]	0.88	0.92	0.98	1.03	0.98
Expenses including reductions	0.87 [5]	0.88	0.89	0.92	0.97	0.93
Net investment income	2.84 [5]	3.11	2.84	2.75	2.92	3.16
Portfolio turnover (%)	67	106	74	98 [6]	56	66

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	47

CLASS R4 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$15.86	$15.43	$15.95	$15.81	$16.08	$16.15
Net investment income[3]	0.25	0.52	0.49	0.49	0.51	0.06
Net realized and unrealized gain (loss) on investments	0.40	0.47	(0.48)	0.17	(0.22)	(0.03)
Total from investment operations	0.65	0.99	0.01	0.66	0.29	0.03
Less distributions
From net investment income	(0.26)	(0.56)	(0.53)	(0.52)	(0.56)	(0.10)
Net asset value, end of period	$16.25	$15.86	$15.43	$15.95	$15.81	$16.08
Total return (%)[4]	4.12 [5]	6.55	0.05	4.25	1.86	0.18 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$44	$39	$29	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72 [7]	0.74	0.76	0.82	0.82	0.80 [7]
Expenses including reductions	0.62 [7]	0.63	0.64	0.66	0.66	0.64 [7]
Net investment income	3.10 [7]	3.36	3.09	3.09	3.24	2.21 [7]
Portfolio turnover (%)	67	106	74	98 [8]	56	66 [9]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 6-1-14 to 5-31-15.
48	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.86	$15.43	$15.96	$15.81	$16.08	$16.28
Net investment income[2]	0.27	0.55	0.53	0.52	0.54	0.59
Net realized and unrealized gain (loss) on investments	0.40	0.47	(0.49)	0.19	(0.23)	(0.04)
Total from investment operations	0.67	1.02	0.04	0.71	0.31	0.55
Less distributions
From net investment income	(0.28)	(0.59)	(0.57)	(0.56)	(0.58)	(0.70)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	(0.28)	(0.59)	(0.57)	(0.56)	(0.58)	(0.75)
Net asset value, end of period	$16.25	$15.86	$15.43	$15.96	$15.81	$16.08
Total return (%)[3]	4.24 [4]	6.81	0.23	4.58	2.02	3.45
Ratios and supplemental data
Net assets, end of period (in millions)	$7,348	$6,560	$5,944	$529	$118	$93
Ratios (as a percentage of average net assets):
Expenses before reductions	0.38 [5]	0.39	0.42	0.48	0.52	0.54
Expenses including reductions	0.37 [5]	0.38	0.39	0.41	0.44	0.46
Net investment income	3.33 [5]	3.61	3.37	3.27	3.45	3.66
Portfolio turnover (%)	67	106	74	98 [6]	56	66

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	49

CLASS NAV SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$15.86	$15.43	$15.95	$15.81	$15.78
Net investment income[3]	0.27	0.56	0.53	0.51	0.41
Net realized and unrealized gain (loss) on investments	0.40	0.47	(0.48)	0.19	0.06
Total from investment operations	0.67	1.03	0.05	0.70	0.47
Less distributions
From net investment income	(0.28)	(0.60)	(0.57)	(0.56)	(0.44)
Net asset value, end of period	$16.25	$15.86	$15.43	$15.95	$15.81
Total return (%)[4]	4.25 [5]	6.83	0.30	4.51	3.03 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4,382	$4,461	$1,959	$1,862	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37 [6]	0.37	0.40	0.46	0.50 [6]
Expenses including reductions	0.36 [6]	0.37	0.38	0.41	0.44 [6]
Net investment income	3.35 [6]	3.63	3.34	3.28	3.44 [6]
Portfolio turnover (%)	67	106	74	98 [7]	56 [8]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class NAV shares is 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.
50	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	51

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$7,933,986,343	—	$7,933,986,343	—
Foreign government obligations	79,082,762	—	79,082,762	—
Corporate bonds	7,282,154,121	—	7,282,154,121	—
Term loans	4,122,305	—	4,122,305	—
Collateralized mortgage obligations	1,152,968,720	—	1,152,968,720	—
Asset backed securities	1,192,933,425	—	1,192,933,425	—
Preferred securities	40,030,116	$37,625,976	2,404,140	—
Escrow certificates	279,948	—	—	$279,948
Short-term investments	843,473,806	400,776,806	442,697,000	—
Total investments in securities	$18,529,031,546	$438,402,782	$18,090,348,816	$279,948
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
52	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	53

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2019, the fund loaned securities valued at $392,455,313 and received $400,768,957 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
54	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2019 were $20,918.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $20,104,810 and a long-term capital loss carryforward of $68,473,518 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	55

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Income Allocation Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$66,996
Class B	222
Class C	9,705
Class I	127,514
Class R2	3,427
Class	Expense reduction
Class R4	$1,743
Class R6	258,161
Class NAV	161,220
Total	$628,988

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2019, were equivalent to a net annual effective rate rate of 0.31% of the fund's average daily net assets.
56	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $23,449 for Class R4 shares for the six months ended November 30, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,443,767 for the six months ended November 30, 2019. Of this amount, $202,137 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,241,630 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2019, CDSCs received by the Distributor amounted to $14,386 and $7,448 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
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Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,708,949	$1,092,492
Class B	29,968	3,625
Class C	1,309,577	158,458
Class I	—	2,084,140
Class R2	230,174	5,905
Class R4	80,952	2,999
Class R6	—	445,458
Total	$4,359,620	$3,793,077
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,984,445	1	1.850%	$153
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2019 and for the year ended May 31, 2019 were as follows:
	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	18,348,818	$296,325,919	26,954,829	$416,858,752
Distributions reinvested	1,642,599	26,598,089	3,200,787	49,262,981
Repurchased	(8,158,071)	(131,807,050)	(20,121,476)	(308,683,359)
Net increase	11,833,346	$191,116,958	10,034,140	$157,438,374
58	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class B shares
Sold	3,493	$56,671	4,653	$70,739
Distributions reinvested	4,160	67,308	14,133	217,216
Repurchased	(107,924)	(1,740,224)	(281,557)	(4,322,775)
Net decrease	(100,271)	$(1,616,245)	(262,771)	$(4,034,820)
Class C shares
Sold	2,105,506	$33,991,292	2,701,117	$41,576,151
Distributions reinvested	181,200	2,933,663	426,403	6,560,181
Repurchased	(1,872,927)	(30,245,800)	(4,654,352)	(71,339,295)
Net increase (decrease)	413,779	$6,679,155	(1,526,832)	$(23,202,963)
Class I shares
Sold	80,528,864	$1,300,198,584	96,960,267	$1,496,504,211
Distributions reinvested	3,354,993	54,348,560	5,258,651	81,006,463
Repurchased	(28,320,670)	(457,443,860)	(62,450,126)	(957,926,278)
Net increase	55,563,187	$897,103,284	39,768,792	$619,584,396
Class R2 shares
Sold	1,353,227	$21,866,190	1,768,277	$27,269,421
Distributions reinvested	73,191	1,186,511	151,590	2,335,814
Repurchased	(822,189)	(13,280,825)	(1,912,822)	(29,407,872)
Net increase	604,229	$9,771,876	7,045	$197,363
Class R4 shares
Sold	591,062	$9,621,676	622,397	$9,616,684
Distributions reinvested	46,572	755,248	93,146	1,435,800
Repurchased	(239,039)	(3,860,940)	(505,533)	(7,766,948)
Net increase	398,595	$6,515,984	210,010	$3,285,536
Class R6 shares
Sold	67,926,956	$1,098,827,934	101,956,557	$1,572,817,631
Distributions reinvested	7,419,013	120,345,483	15,084,491	232,593,564
Repurchased	(36,767,936)	(595,401,007)	(88,632,863)	(1,360,912,144)
Net increase	38,578,033	$623,772,410	28,408,185	$444,499,051
Class NAV shares
Sold	11,589,400	$187,875,456	190,488,426	$2,904,904,253
Distributions reinvested	4,673,000	75,756,955	7,984,258	123,286,684
Repurchased	(27,851,121)	(449,762,824)	(44,157,186)	(677,546,817)
Net increase (decrease)	(11,588,721)	$(186,130,413)	154,315,498	$2,350,644,120
Total net increase	95,702,177	$1,547,213,009	230,954,067	$3,548,411,057
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	59

Affiliates of the fund owned 100% of shares of Class NAV on November 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $5,491,669,807 and $4,101,208,490, respectively, for the six months ended November 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $7,028,845,583 and $7,072,264,351, respectively, for the six months ended November 30, 2019.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At November 30, 2019, funds within the John Hancock group of funds complex held 24.4% of the fund's net assets. There were no affiliated funds with an ownership of 5% or more of the fund's net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	40,052,448	$163,520,202	$2,550,630,264	$(2,313,358,959)	$5,767	$(20,468)	$785,386	—	$400,776,806

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended November 30, 2019, the fund engaged in securities purchases amounting to $6,801,053.
60	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor, formerly John Hancock Asset Management a division of Manulife Asset Management (US) LLC), for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group average for the three-, five- and since inception periods ended December 31, 2018 and underperformed its benchmark index and peer group average for the one-year period ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group average for the three-, five- and since-inception periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer-term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and net total expenses for the fund are lower than the peer group median.

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The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       64

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program.

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The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

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The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer-term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       67

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       68

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028725	21SA 11/19 1/20

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form NCSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 7, 2020